Other Assets - Disclosure of Fair Value and Amortized Cost (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 144.2	$ 147.1
Amortized Cost/Cost	148.8	146.9
Bonds [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	103.0	97.7
Amortized Cost/Cost	103.8	98.6
Equity securities [member]
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	41.2	49.4
Amortized Cost/Cost	$ 45.0	$ 48.3